Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments At Amortised Cost Category[abstract]
Time deposits	$ 29,239	$ 206,482
Restricted bank deposits	37,539	48,319
Interest income	$ 1,187	$ 2,206	$ 4,467